Redeemable Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Schedule of redeemable convertible preferred stock

As of December 31, 2013, the Company’s redeemable convertible preferred stock consisted of the following (in thousands, except share and per share data):

	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	10,200,000	10,200,000	$0.04167	$421	$425
Series A-1	22,368,912	22,368,912	0.09164	2,000	2,050
Series B	42,360,000	41,705,112	0.21580	8,955	9,000
Series C	39,600,000	36,080,004	0.33452	12,049	12,069
Series D	30,000,000	29,149,887	1.47513	42,811	43,000

Total	144,528,912	139,503,915		$66,236	$66,544

As of December 31, 2014, the Company’s redeemable convertible preferred stock consisted of the following (in thousands, except share and per share data):

	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	10,200,000	10,200,000	$0.04167	$421	$425
Series A-1	22,368,912	22,368,912	0.09164	2,000	2,050
Series B	42,360,000	42,052,680	0.21580	10,533	9,075
Series C	39,600,000	36,080,004	0.33452	12,049	12,069
Series D	30,000,000	29,149,887	1.47513	42,811	43,000

Total	144,528,912	139,851,483		$67,814	$66,619